Investment Portfolio - July 31, 2024

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 99.7%

Communication Services - 1.4%
Media - 1.4%
Fox Corp. - Class A	22,167	$843,233
The Interpublic Group of Companies, Inc.	18,845	606,243
Omnicom Group, Inc.	12,946	1,269,226

Total Communication Services		2,718,702
Consumer Discretionary - 5.4%
Broadline Retail - 0.8%
eBay, Inc.	27,770	1,544,290
Distributors - 0.9%
Genuine Parts Co.	8,591	1,263,822
LKQ Corp.	12,658	525,307
		1,789,129
Hotels, Restaurants & Leisure - 0.2%
Las Vegas Sands Corp.	9,731	386,029
Household Durables - 0.2%
Lennar Corp. - Class A	2,972	525,836
Specialty Retail - 2.8%
Best Buy Co., Inc.	13,312	1,151,754
Dick’s Sporting Goods, Inc.	4,645	1,004,946
The Home Depot, Inc.	4,788	1,762,750
Penske Automotive Group, Inc.	3,446	599,983
Williams-Sonoma, Inc.	7,116	1,100,703
		5,620,136
Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp.	3,489	612,633
Tapestry, Inc.	12,178	488,216
		1,100,849
Total Consumer Discretionary		10,966,269
Consumer Staples - 8.3%
Beverages - 0.4%
Brown-Forman Corp. - Class B	7,173	323,933
Molson Coors Beverage Co. - Class B	10,047	530,984
		854,917
Consumer Staples Distribution & Retail - 0.9%
Sysco Corp.	23,595	1,808,557
Food Products - 5.4%
Archer-Daniels-Midland Co.	26,491	1,642,707
Bunge Global S.A.	7,129	750,185
Campbell Soup Co.	15,677	734,624
Conagra Brands, Inc.	25,144	762,366
General Mills, Inc.	28,273	1,898,249
The Hershey Co.	9,641	1,903,905
Kellanova	5,253	305,462
The Kraft Heinz Co.	56,802	1,999,998
Mondelez International, Inc. - Class A	12,910	882,399
		10,879,895
Household Products - 1.0%
Kimberly-Clark Corp.	15,389	2,078,284

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Care Products - 0.6%
Kenvue, Inc.	68,017	$1,257,634

Total Consumer Staples		16,879,287
Energy - 17.3%
Energy Equipment & Services - 2.1%
Halliburton Co.	43,755	1,517,423
Schlumberger N.V.	54,599	2,636,586
		4,154,009
Oil, Gas & Consumable Fuels - 15.2%
Chesapeake Energy Corp.	6,879	525,074
Chevron Corp.	43,905	7,045,435
ConocoPhillips	36,227	4,028,442
Coterra Energy, Inc.	44,570	1,149,906
EOG Resources, Inc.	5,681	720,351
Exxon Mobil Corp.	58,386	6,923,996
HF Sinclair Corp.	10,276	528,906
Marathon Oil Corp.	27,143	761,361
Marathon Petroleum Corp.	15,916	2,817,450
Occidental Petroleum Corp.	9,706	590,319
Ovintiv, Inc.	12,724	590,903
Permian Resources Corp.	38,825	595,576
Phillips 66	16,710	2,430,971
Valero Energy Corp.	13,788	2,229,795
		30,938,485
Total Energy		35,092,494
Financials - 22.4%
Banks - 17.8%
Bank of America Corp.	146,636	5,910,897
Citigroup, Inc.	70,892	4,599,473
East West Bancorp, Inc.	7,266	638,609
Fifth Third Bancorp	38,078	1,612,223
Huntington Bancshares, Inc.	86,280	1,289,886
JPMorgan Chase & Co.	36,038	7,668,886
The PNC Financial Services Group, Inc.	15,741	2,850,695
Truist Financial Corp.	57,676	2,577,540
U.S. Bancorp	62,083	2,786,285
Wells Fargo & Co.	104,711	6,213,551
		36,148,045
Capital Markets - 0.1%
Cboe Global Markets, Inc.	1,635	300,039
Insurance - 4.5%
The Allstate Corp.	3,024	517,467
Chubb Ltd.	3,526	971,977
Cincinnati Financial Corp.	9,225	1,204,970
Everest Group Ltd.	2,750	1,080,392
The Hartford Financial Services Group, Inc.	15,763	1,748,432
The Travelers Companies, Inc.	10,855	2,349,456

Investment Portfolio - July 31, 2024

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
W. R. Berkley Corp.	22,598	$1,245,828
		9,118,522
Total Financials		45,566,606
Health Care - 15.6%
Biotechnology - 1.6%
Gilead Sciences, Inc.	43,500	3,308,610
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	7,848	281,115
Becton Dickinson & Co.	11,149	2,687,578
Medtronic plc	45,698	3,670,464
		6,639,157
Health Care Providers & Services - 4.8%
Labcorp Holdings, Inc.	1,316	283,519
Quest Diagnostics, Inc.	5,633	801,576
UnitedHealth Group, Inc.	15,174	8,742,652
		9,827,747
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	65,612	3,120,507
Johnson & Johnson	47,163	7,444,679
Royalty Pharma plc - Class A	26,628	750,111
Viatris, Inc.	58,133	701,084
		12,016,381
Total Health Care		31,791,895
Industrials - 18.3%
Aerospace & Defense - 5.0%
Huntington Ingalls Industries, Inc.	2,052	574,519
Lockheed Martin Corp.	8,412	4,558,631
RTX Corp.	42,424	4,984,396
		10,117,546
Air Freight & Logistics - 1.4%
FedEx Corp.	9,668	2,922,153
Building Products - 1.0%
A. O. Smith Corp.	6,989	594,345
Allegion plc	4,349	594,987
Masco Corp.	9,798	762,774
		1,952,106
Electrical Equipment - 0.3%
Emerson Electric Co.	5,875	688,021
Ground Transportation - 0.3%
CSX Corp.	19,663	690,171
Industrial Conglomerates - 3.0%
3M Co.	20,478	2,611,969
Honeywell International, Inc.	17,029	3,486,688
		6,098,657
Machinery - 6.9%
Caterpillar, Inc.	16,934	5,862,551
Cummins, Inc.	7,160	2,089,288

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Deere & Co.	8,943	$3,326,617
PACCAR, Inc.	21,124	2,084,094
Snap-on, Inc.	2,423	695,473
		14,058,023
Professional Services - 0.4%
SS&C Technologies Holdings, Inc.	10,297	751,166
Total Industrials		37,277,843
Information Technology - 7.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	83,164	4,029,296
Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity Ltd.	13,852	2,137,779
IT Services - 1.6%
Accenture plc - Class A (Ireland)	4,335	1,433,237
Cognizant Technology Solutions Corp. - Class A	23,529	1,780,675
		3,213,912
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	14,442	3,341,590
Microchip Technology, Inc.	25,015	2,220,832
Skyworks Solutions, Inc.	10,047	1,141,540
		6,703,962
Total Information Technology		16,084,949
Materials - 3.1%
Chemicals - 1.5%
CF Industries Holdings, Inc.	8,970	685,218
The Mosaic Co.	16,739	498,320
PPG Industries, Inc.	11,824	1,501,412
Westlake Corp.	2,025	299,416
		2,984,366
Construction Materials - 0.3%
CRH plc	7,479	640,950
Containers & Packaging - 0.8%
International Paper Co.	17,246	801,594
Smurfit WestRock plc	19,365	868,327
		1,669,921
Metals & Mining - 0.5%
Nucor Corp.	2,827	460,631
Reliance, Inc.	934	284,459
Steel Dynamics, Inc.	2,298	306,140
		1,051,230
Total Materials		6,346,467
TOTAL COMMON STOCKS (Identified Cost $184,042,635)		202,724,512

Investment Portfolio - July 31, 2024

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 5.21%[1]
(Identified Cost $2,443,982)	2,443,982	$2,443,982

TOTAL INVESTMENTS - 100.9% (Identified Cost $186,486,617)		205,168,494
LIABILITIES, LESS OTHER ASSETS - (0.9%)		(1,839,805)
NET ASSETS - 100%		$203,328,689

1Rate shown is the current yield as of July 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$2,718,702	$2,718,702	$—	$—
Consumer Discretionary	10,966,269	10,966,269	—	—
Consumer Staples	16,879,287	16,879,287	—	—
Energy	35,092,494	35,092,494	—	—
Financials	45,566,606	45,566,606	—	—
Health Care	31,791,895	31,791,895	—	—
Industrials	37,277,843	37,277,843	—	—
Information Technology	16,084,949	16,084,949	—	—
Materials	6,346,467	6,346,467	—	—
Short-Term Investment	2,443,982	2,443,982	—	—
Total assets	$205,168,494	$205,168,494	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2023 or July 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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